Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21.    SUBSEQUENT EVENTS

The Group has evaluated the impact of events that have occurred subsequent to December 31, 2025, through April 24, 2026, the issuance date of the consolidated financial statements, and concluded that no other subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements, except for the event as discussed below.

On January 5, 2026, the Group entered into a bank loan agreement with BEA in the amount of US$424,936, with an annual interest rate of 5.2%, which will mature on July 3, 2026 and guaranteed by Shenzhen Tianxing Cloud Supply Chain Limited, Xinyun Logistics Trading Limited, Xingyun International Company Limited, and Mr. Wei Wang.

On January 22, 2026, the Group entered into a bank loan agreement with BEA in the amount of US$809,617, with an annual interest rate of 4.4%, which will mature on July 21, 2026 and guaranteed by Shenzhen Tianxing Cloud Supply Chain Limited, Xinyun Logistics Trading Limited, Xingyun International Company Limited, and Mr. Wei Wang.

During the period from January 14, 2026 to April 20, 2026, the Group borrowed an aggregate amount of approximately US$1,828,201, from Hong Kong Xinyun Trading Ltd, a related party. In February 2026, a repayment of approximately US$176,036 (EUR150,000) was made. The borrowings bear an annual interest rate of 4.2% and mature on January 5, 2030 and October 12, 2030.